Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	$ 1,748	¥ 11,693	¥ 10,082	¥ (4,068)
Carrying amount of the investment	33,305		196,102		¥ 222,812
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	2,633	17,612	17,755	2,039
Carrying amount of the investment	23,270		122,235		155,681
Copthorne Hotel Qingdao Co Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax				(4,465)
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	(1,029)	(6,882)	(8,487)
Carrying amount of the investment	8,913		66,513		59,632
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	144	¥ 963	814	¥ (1,642)
Carrying amount of the investment	$ 1,122		¥ 7,354		¥ 7,499